Revenue - Breakdown by segment (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Revenue breakdown
Revenue		¥ 996,347	$ 137,300	¥ 941,168	¥ 868,687
Unallocated
Revenue breakdown
Revenue		1,924		1,297	866
Inter-segment elimination
Revenue breakdown
Revenue	[1]	(102,616)		(76,292)	(62,708)
Customer management services
Revenue breakdown
Revenue	[2]	424,877		386,571	355,144
Taobao and Tmall Group | Total segments
Revenue breakdown
Revenue		449,827		434,893	413,206
Taobao and Tmall Group | Retail | Total segments
Revenue breakdown
Revenue		425,526		414,414	395,352
Taobao and Tmall Group | Retail | Customer management services | Total segments
Revenue breakdown
Revenue	[3]	322,346		304,009	291,541
Taobao and Tmall Group | Retail | Direct sales and others | Total segments
Revenue breakdown
Revenue	[4]	103,180		110,405	103,811
Taobao and Tmall Group | Wholesale | Total segments
Revenue breakdown
Revenue	[5]	24,301		20,479	17,854
International Digital Commerce Group | Total segments
Revenue breakdown
Revenue		132,300		102,598	70,506
International Digital Commerce Group | Retail | Total segments
Revenue breakdown
Revenue	[6]	108,465		81,654	50,933
International Digital Commerce Group | Wholesale | Total segments
Revenue breakdown
Revenue	[7]	23,835		20,944	19,573
Cloud intelligence group | Total segments
Revenue breakdown
Revenue	[8]	118,028		106,374	103,497
Cainiao Smart Logistics Network Limited | Total segments
Revenue breakdown
Revenue	[9]	101,272		99,020	77,512
Local Services Group | Total segments
Revenue breakdown
Revenue	[10]	67,076		59,802	50,249
Hujing Digital Media and Entertainment Group | Total segments
Revenue breakdown
Revenue	[11]	22,267		21,145	18,444
All others | Total segments
Revenue breakdown
Revenue	[12]	¥ 206,269		¥ 192,331	¥ 197,115

[1]	Inter-segment elimination consisted of revenue primarily from Cainiao and Cloud Intelligence Group.
[2]	Customer management services mainly include CPC, CPM, time-based and CPS marketing and software services.
[3]	Revenue from China commerce retail is primarily generated from China commerce retail business and includes primarily revenue from customer management services and sales of goods.
[4]	Revenue from direct sales and others under China commerce retail is primarily generated from direct sales businesses, comprising mainly Tmall Supermarket and Tmall Global and primarily consists of revenue from sales of goods, as well as other revenue from logistics services and other value-added services.
[5]	Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and related value-added services and customer management services.
[6]	Revenue from International commerce retail is primarily generated from AliExpress, Trendyol and Lazada and includes revenue from customer management services, sales of goods and logistics services.
[7]	Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and related value-added services and customer management services.
[8]	Revenue from Cloud Intelligence Group is primarily generated from the provision of cloud services, which include public cloud services and non-public cloud services.
[9]	Revenue from Cainiao represents logistics services revenue from the domestic and cross-border fulfillment services.
[10]	Revenue from Local Services Group primarily represents platform commissions, logistics services revenue from the provision of on-demand delivery services and revenue from other services provided by Ele.me, and revenue from software and technology services provided by Amap.
[11]	Revenue from Hujing Digital Media and Entertainment Group is primarily generated from Youku and Damai Entertainment, and includes revenue from membership fees, content investment income, customer management services and ticketing services.
[12]	Revenue from All others represented revenue from businesses including Freshippo, Alibaba Health, Lingxi Games, Intelligent Information Platform, Fliggy, DingTalk, Sun Art, Intime and other businesses. The majority of revenue within All others consist of direct sales revenue, which is recorded on a gross basis. During the year ended March 31, 2025, the sale of Sun Art was completed and the sale of Intime was substantially completed. Details of the disposals are set out in Note 4(b) and Note 4(c) respectively.